Concentration of Risks (Tables)	12 Months Ended
Mar. 31, 2026
Concentration of Risks [Abstract]
Schedule of Concentration Risk

The following customers accounted for 10% or more of revenue for the fiscal years ended March 31, 2026, 2025 and 2024:

	For the Fiscal Year Ended		For the Fiscal Year Ended			For the Fiscal Year Ended
	March 31, 2026		March 31, 2025			March 31, 2024
	US$’000%		US$’000%			US$’000%
Customer A	10,634	21.54%	29,305	55.08%		20,103	31.68%
Customer B	-	- %*	1,808	3.40	%*	18,795	29.62%
Customer C	5,282	10.70%	7,246	13.62%		5,047	7.95	%*
Customer E	28,312	57.36%	4,531	8.52	%*	-	-	%*

The following customers accounted for 10% or more of our accounts receivable (gross amount), as of March 31, 2026 and 2025:

	As of March 31, 2026		As of March 31, 2025
	US$’000%		US$’000%
Customer A	2,905	18.29%	3,548	15.32%
Customer B	3,199	20.14%	8,888	38.37%
Customer E	2,735	17.22%	2,445	10.56%

*	Represents less than 10%

The following suppliers accounted for 10% or more of purchases for the fiscal years ended March 31, 2026, 2025 and 2024:

	For the Fiscal Year Ended		For the Fiscal Year Ended			For the Fiscal Year Ended
	March 31, 2026		March 31, 2025			March 31, 2024
	US$’000%		US$’000%			US$’000%
Supplier A	-	- %*	1,456	5.86	%*	9,193	31.54%
Supplier B	7,725	33.63%	6,525	26.28%		-	-	%*
Supplier D	-	- %*	-	-	%*	6,496	22.29%
Supplier E	2,490	10.84%	3,817	15.37%		3,915	13.43%
Supplier F	-	-%	9,027	36.36%		183	0.64	%*
Supplier J	11,510	50.10%	-	-	%*	-	-	%*

The following suppliers accounted for 10% or more of our accounts payable as of March 31, 2026 and 2025:

	As of March 31, 2026		As of March 31, 2025
	US$’000%		US$’000%
Supplier A	6,152	66.33%	6,198	59.9%
Supplier B	2,541	27.40%	2,459	23.8%

*	Represents less than 10%